PLANT EQUIPMENT AND MINING PROPERTIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Beginning Balance	$ 58,599	$ 55,760
Additions/ Transfers	7,304,000	2,829,000
Effect Of Movements In Exchange Rates	(10,000)	10,000
Ending Balance	65,893	58,599
Accumulated Depletion And Depreciation, Beginning Balance	22,924	20,914
Accumulated Depletion And Depreciation, Additions / Transfers	2,422,000	2,010,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	25,346	22,924
Plant, equipment and mining properties	40,547	35,675
Office equipment, furniture, and fixtures [Member]
Statement [Line Items]
Beginning Balance	595,000	563,000
Ending Balance	713	595
Accumulated Depletion And Depreciation, Beginning Balance	294	187,000
Accumulated Depletion And Depreciation, Additions / Transfers	89,000	107,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	383	294
Plant, equipment and mining properties	330	301
Effect Of Movements In Exchange Rates	(4,000)	1,000
Additions / Transfers	122,000	31,000
Mine machinery and transportation equipment [Member]
Statement [Line Items]
Beginning Balance	14,240,000	12,955,000
Effect Of Movements In Exchange Rates	0	0
Ending Balance	15,968	14,240
Accumulated Depletion And Depreciation, Beginning Balance	4,944	4,907,000
Accumulated Depletion And Depreciation, Additions / Transfers	291,000	37,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	5,235	4,944
Plant, equipment and mining properties	10,733	9,296
Additions / Transfers	1,728,000	1,285,000
Mill machinery and processing equipment [Member]
Statement [Line Items]
Beginning Balance	18,613,000	17,483,000
Effect Of Movements In Exchange Rates	0	0
Ending Balance	20,516	18,613
Accumulated Depletion And Depreciation, Beginning Balance	6,667	5,297,000
Accumulated Depletion And Depreciation, Additions / Transfers	642,000	1,370,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	7,309	6,667
Plant, equipment and mining properties	13,207	11,946
Additions / Transfers	1,903,000	1,130,000
Mining Property [Member]
Statement [Line Items]
Beginning Balance	13,038,000	13,149,000
Additions/ Transfers	335,000	(113,000)
Effect Of Movements In Exchange Rates	(5,000)	2,000
Ending Balance	13,368	13,038
Accumulated Depletion And Depreciation, Beginning Balance	8,856	8,643,000
Accumulated Depletion And Depreciation, Additions / Transfers	111,000	213,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	8,967	8,856
Plant, equipment and mining properties	4,401	4,182
Computer equipment [member]
Statement [Line Items]
Beginning Balance	335,000	347,000
Effect Of Movements In Exchange Rates	0	0
Ending Balance	746	335
Accumulated Depletion And Depreciation, Beginning Balance	267	256,000
Accumulated Depletion And Depreciation, Additions / Transfers	298,000	11,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	565	267
Plant, equipment and mining properties	181	68
Additions / Transfers	411,000	(12,000)
Buildings and construction in process [Member]
Statement [Line Items]
Beginning Balance	11,778,000	11,263,000
Effect Of Movements In Exchange Rates	(1,000)	7,000
Ending Balance	14,582	11,778
Accumulated Depletion And Depreciation, Beginning Balance	1,896	1,624,000
Accumulated Depletion And Depreciation, Additions / Transfers	991,000	272,000
Accumulated Depletion And Depreciation, Effect Of Movements In Exchange Rates	0	0
Accumulated Depletion And Depreciation, Ending Balance	2,887	1,896
Plant, equipment and mining properties	11,695	9,882
Additions / Transfers	$ 2,805,000	$ 508,000